FINANCIAL INSTRUMENTS - Fair value hierarchy and other disclosures (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value and other disclosures
Financial assets	$ 668,201	$ 959,191
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Financial liabilities	3,569,667	5,640,993
Borrowings
Fair value and other disclosures
Financial liabilities	2,878,004	4,634,160
Financial liabilities at fair value	2,714,852	4,439,455
Notes
Fair value and other disclosures
Financial liabilities	2,410,891	2,843,432
Financial liabilities at fair value	2,246,719	2,635,181
Other Borrowings
Fair value and other disclosures
Financial liabilities	467,113	1,790,728
Financial liabilities at fair value	$ 468,133	$ 1,804,274